9) Net gains/(losses) on financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
Net Gainslosses On Financial Assets At Fair Value Through Other Comprehensive Income
9) Net gains/(losses) on financial assets at fair value through other comprehensive income

9)       Net gains/(losses) on financial assets at fair value through other comprehensive income

	R$ thousand
	Year ended December 31
	2020	2019	2018
Fixed income securities	887,809	78,455	345,987
Equity securities	(2,608,767)	572,973	677,312
Dividends received	4,079	4,404	50,264
Total	(1,716,879)	655,832	1,073,563